As filed with the Securities and Exchange Commission on March 21, 2013

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 16	☒

SSgA Active ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

(866) 787-2257

Registrant’s Telephone Number:

Copies to:

Ryan M. Louvar, Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, Massachusetts 02111	W. John McGuire Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)
☐	As soon as practicable after the effective date of this registration statement.

SSGA MASTER TRUST HAS ALSO EXECUTED THIS REGISTRATION STATEMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 21st day of March, 2013.

SSgA Active ETF Trust

By:	/s/ Ellen M. Needham*
Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	March 21, 2013

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	March 21, 2013

/s/ David M. Kelly* David M. Kelly	Trustee	March 21, 2013

/s/ Frank Nesvet* Frank Nesvet	Trustee	March 21, 2013

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	March 21, 2013

/s/ James E. Ross* James E. Ross	Trustee	March 21, 2013

/s/ Ellen M. Needham* Ellen M. Needham	President and Principal Executive Officer	March 21, 2013

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	March 21, 2013

*By:	/s/ Scott E. Habeeb
Scott E. Habeeb
As Attorney-in-Fact Pursuant to Power of Attorney

SIGNATURES

SSgA Master Trust (the “Trust”), has duly caused this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of the SSgA Active ETF Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on March 21, 2013.

SSGA MASTER TRUST

By:	/s/ Ellen M. Needham*
Ellen M. Needham
President

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated, on March 21, 2013.

SIGNATURES	TITLE

/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee

/s/ David M. Kelly* David M. Kelly	Trustee

/s/ Frank Nesvet* Frank Nesvet	Trustee

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee

/s/ James E. Ross* James E. Ross	Trustee

/s/ Ellen M. Needham* Ellen M. Needham	President and Principal Executive Officer

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer

*By:	/s/ Scott E. Habeeb
Scott E. Habeeb
As Attorney-in-Fact Pursuant to Power of Attorney

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase